9. INVESTMENT IN MAJORITY-OWNED SUBSIDIARIES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 9. INVESTMENT IN MAJORITY-OWNED SUBSIDIARIES

Coates Hi-Tech Engines, Ltd. was formed in 2012 for the purpose of applying for a package of business, finance and tax benefit incentives in one or more states. The Company holds an approximately 66% interest in this company. Certain states generally will offer such incentives to companies as an inducement to establish manufacturing operations in their state, resulting in a stimulus to the state economy and the creation of new jobs. Should the Company decide to locate its manufacturing operations in one or more of these states, it would be required to raise substantial new working capital to carry out this undertaking.

Coates Oklahoma was formed in 2011 for the purpose of applying for a package of business, finance and tax benefit incentives. The Company holds an approximately 66% interest in this company. Oklahoma generally will offer such incentives to companies as an inducement to establish manufacturing operations in Oklahoma, resulting in a stimulus to the state economy and the creation of new jobs. Should the Company decide to locate its manufacturing operations in Oklahoma, it would be required to raise substantial new working capital to carry out this undertaking.